Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions		KRW (₩)		USD ($)	Effect of accounting policy change KRW (₩)	Share capital KRW (₩)		Share capital USD ($)	Share capital Effect of accounting policy change KRW (₩)	Hybrid securities KRW (₩)		Hybrid securities USD ($)	Hybrid securities Effect of accounting policy change KRW (₩)	Capital surplus KRW (₩)		Capital surplus USD ($)	Capital surplus Effect of accounting policy change KRW (₩)	Accumulated other comprehensive income KRW (₩)		Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income Effect of accounting policy change KRW (₩)	Accumulated other comprehensive income Assets of a disposal group held for sale. KRW (₩)		Accumulated other comprehensive income Assets of a disposal group held for sale. USD ($)	Retained earnings KRW (₩)		Retained earnings USD ($)	Retained earnings Effect of accounting policy change KRW (₩)	Treasury shares KRW (₩)		Treasury shares USD ($)	Treasury shares Effect of accounting policy change KRW (₩)	Non-controlling interests KRW (₩)		Non-controlling interests USD ($)	Non-controlling interests Effect of accounting policy change KRW (₩)
Balance at beginning (Previously stated [member]) at Dec. 31, 2021	[1]	₩ 49,218,062				₩ 2,090,558				₩ 2,838,221				₩ 16,940,231				₩ 1,244,671				₩ 7,671			₩ 26,399,560				₩ (1,136,188)				₩ 833,338
Balance at beginning (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2021																					₩ 0
Balance at beginning at Dec. 31, 2021		49,366,039			₩ (147,977)	2,090,558			₩ 0	2,838,221			₩ 0	16,940,231			₩ 0	1,375,644			₩ (130,973)	7,671			26,416,564			₩ (17,004)	(1,136,188)			₩ 0	833,338			₩ 0
Comprehensive income for the year
Profit (loss) for the year		3,890,902	[1]			0				0				0				0				0			4,112,493				0				(221,591)
Remeasurements of net defined benefit liabilities		239,701	[1]			0				0				0				239,623				0			0				0				78
Currency translation differences		165,568	[1]			0				0				0				158,319				(7,671)			0				0				14,920
Share of other comprehensive income (losses) of associates and joint ventures		(362)				0				0				0				(362)				0			0				0				0
Gains on financial instruments at fair value through other comprehensive income and transfer to retained earnings		(6,274,953)				0				0				0				(6,516,516)				0			243,022				0				(1,459)
Gains (losses) on cash flow hedging instruments		26,168	[1]			0				0				0				26,168				0			0				0				0
Losses on hedging instruments of net investments in foreign operations		(79,085)	[1]			0				0				0				(79,085)				0			0				0				0
Insurance finance income		5,891,208				0				0				0				5,891,208				0			0				0				0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		38,855	[1]			0				0				0				38,855				0			0				0				0
Total comprehensive income for the year		3,898,002	[1]			0				0				0				(241,790)				(7,671)			4,355,515				0				(208,052)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company		(853,299)				0				0				0				0				0			(853,299)				0				0
Quarterly dividends paid to shareholders of the parent company		(584,452)				0				0				0				0				0			(584,452)				0				0
Issuance of hybrid securities		2,027,837				0				1,596,030				0				0				0			0				0				431,807
Dividends on hybrid securities		(162,496)				0				0				0				0				0			(126,402)				0				(36,094)
Retirement of treasury shares		0				0				0				0				0				0			(300,000)				300,000				0
Others		259,603				0				0				500				0				0			0				0				259,103
Total transactions with shareholders		687,193				0				1,596,030				500				0				0			(1,864,153)				300,000				654,816
Balance at ending at Dec. 31, 2022		53,803,257				2,090,558				4,434,251				16,940,731				1,002,881				0			28,890,922				(836,188)				1,280,102
Comprehensive income for the year
Profit (loss) for the year		4,526,334	[2]			0				0								0				0			4,594,835				0				(68,501)
Remeasurements of net defined benefit liabilities		(72,170)	[2]			0				0				0				(72,525)				0			0				0				355
Currency translation differences		317	[2]			0				0				0				7,306				0			0				0				(6,989)
Share of other comprehensive income (losses) of associates and joint ventures		24				0				0				0				24				0			0				0				0
Gains on financial instruments at fair value through other comprehensive income and transfer to retained earnings		3,374,076				0				0				0				3,346,061				0			27,755				0				260
Gains (losses) on cash flow hedging instruments		53,923	[2]			0				0				0				53,923				0			0				0				0
Losses on hedging instruments of net investments in foreign operations		(14,659)	[2]			0				0				0				(14,659)				0			0				0				0
Insurance finance expenses		(2,117,504)				0				0				0				(2,117,504)				0			0				0				0
Insurance finance income		(572,476)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(52,863)	[2]			0				0				0				(52,863)				0			0				0				0
Total comprehensive income for the year		5,697,478	[2]			0				0				0				1,149,763				0			4,622,590				0				(74,875)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company		(564,970)				0				0				0				0				0			(564,970)				0				0
Quarterly dividends paid to shareholders of the parent company		(586,931)				0				0				0				0				0			(586,931)				0				0
Issuance of hybrid securities		1,027,630				0				598,552				0				0				0			0				0				429,078
Dividends on hybrid securities		(242,094)				0				0				0				0				0			(184,915)				0				(57,179)
Acquisition of treasury shares		(571,745)				0				0				0				0				0			0				(571,745)				0
Retirement of treasury shares		0				0				0				0				0				0			(242,096)				242,096				0
Ownership changes in subsidiaries		73,565				0				0				(292,815)				0				0			0				0				366,380
Total transactions with shareholders		(864,545)				0				598,552				(292,815)				0				0			(1,578,912)				(329,649)				738,279
Balance at ending at Dec. 31, 2023		58,636,190	[1],[3]	$ 39,676,418		2,090,558	[1]	$ 1,414,584		5,032,803	[1]	$ 3,405,467		16,647,916	[1]	$ 11,264,880		2,152,644	[1]	$ 1,456,596		0	[1]	$ 0	31,934,600	[1]	$ 21,608,677		(1,165,837)	[1]	$ (788,868)		1,943,506	[1]	$ 1,315,082
Comprehensive income for the year
Profit (loss) for the year		5,028,606		3,402,627		0		0		0		0				0		0		0		0		0	5,078,221		3,436,199		0		0		(49,615)		(33,572)
Remeasurements of net defined benefit liabilities		(85,375)		(57,770)		0		0		0		0		0		0		(85,946)		(58,156)		0		0	0		0		0		0		571		386
Currency translation differences		582,872		394,403		0		0		0		0		0		0		547,337		370,358		0		0	0		0		0		0		35,535		24,045
Share of other comprehensive income (losses) of associates and joint ventures		165		112		0		0		0		0		0		0		165		112		0		0	0		0		0		0		0		0
Gains on financial instruments at fair value through other comprehensive income and transfer to retained earnings		1,213,435		821,076		0		0		0		0		0		0		1,216,509		823,156		0		0	(2,647)		(1,791)		0		0		(427)		(289)
Gains (losses) on cash flow hedging instruments		34,741		23,508		0		0		0		0		0		0		34,763		23,523		0		0	0		0		0		0		(22)		(15)
Losses on hedging instruments of net investments in foreign operations		(186,708)		(126,337)		0		0		0		0		0		0		(186,708)		(126,337)		0		0	0		0		0		0		0		0
Insurance finance expenses		(3,176,328)		(2,149,275)		0		0		0		0		0		0		(3,176,328)		(2,149,275)		0		0	0		0		0		0		0		0
Insurance finance income		(437,001)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(5,514)		(3,731)		0		0		0		0		0		0		(5,514)		(3,731)		0		0	0		0		0		0		0		0
Total comprehensive income for the year		3,405,894		2,304,612		0		0		0		0		0		0		(1,655,722)		(1,120,351)		0		0	5,075,574		3,434,408		0		0		(13,958)		(9,445)
Transactions with shareholders
Annual dividends paid to shareholders of the parent company		(587,006)		(397,200)		0		0		0		0		0		0		0		0		0		0	(587,006)		(397,200)		0		0		0		0
Quarterly dividends paid to shareholders of the parent company		(899,971)		(608,969)		0		0		0		0		0		0		0		0		0		0	(899,971)		(608,969)		0		0		0		0
Issuance of hybrid securities		1,155,376		781,790		0		0		399,059		270,025		0		0		0		0		0		0	0		0		0		0		756,317		511,765
Dividends on hybrid securities		(276,962)		(187,407)		0		0		0		0		0		0		0		0		0		0	(199,800)		(135,195)		0		0		(77,162)		(52,212)
Repayment on hybrid securities		(1,009,150)		(682,846)		0		0		(349,284)		(236,345)		0		0		0		0		0		0	0		0		0		0		(659,866)		(446,501)
Acquisition of treasury shares		(820,000)		(554,856)		0		0		0		0		0		0		0		0		0		0	0		0		(820,000)		(554,856)		0		0
Disposal of treasury shares		238,575		161,432		0		0		0		0		3,975		2,690		0		0		0		0	0		0		234,600		158,742		0		0
Retirement of treasury shares		0		0		0		0		0		0		0		0		0		0		0		0	(515,177)		(348,597)		515,177		348,597		0		0
Ownership changes in subsidiaries		12,198		8,254		0		0		0		0		0		0		0		0		0		0	0		0		0		0		12,198		8,254
Others		(39,963)		(27,042)		0		0		0		0		(5,157)		(3,490)		0		0		0		0	0		0		0		0		(34,806)		(23,552)
Total transactions with shareholders		(2,226,903)		(1,506,844)		0		0		49,775		33,680		(1,182)		(800)		0		0		0		0	(2,201,954)		(1,489,961)		(70,223)		(47,517)		(3,319)		(2,246)
Balance at ending at Dec. 31, 2024		₩ 59,815,181		$ 40,474,187		₩ 2,090,558		$ 1,414,584		₩ 5,082,578		$ 3,439,147		₩ 16,646,734		$ 11,264,080		₩ 496,922		$ 336,246		₩ 0		$ 0	₩ 34,808,220		$ 23,553,124		₩ (1,236,060)		$ (836,385)		₩ 1,926,229		$ 1,303,391

[1]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[2]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[3]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.